[DECHERT LLP LETTERHEAD]

December 18, 2009

Ms. Kimberly A. Browning
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE: CLAYMORE EXCHANGE-TRADED FUND TRUST
(THE "FUND;" FILE NOS. 333-134551 & 811-21906)

Dear Ms. Browning:

I enclose Post-Effective Amendment No. 86 to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof, for the purpose of offering four additional series of the Fund.

If you have any questions, please feel free to contact me at (212) 641-5669.

Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz